UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10145

Baillie Gifford Funds

(Exact name of registrant as specified in charter)

1 Greenside Row

Edinburgh, Scotland, UK, EH1 3AN

(Address of principal executive offices) (Zip code)

Gareth Griffiths

1 Greenside Row

Edinburgh, Scotland, UK, EH1 3AN

(Name and address of agent for service)

Registrant's telephone number, including area code: 011-44-131-275-2000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

BAILLIE GIFFORD FUNDS

Baillie Gifford Multi Asset Fund

Semi-Annual Report

October 31, 2021

(unaudited)

Index

Page Number
01	Fund Expenses
03	Industry Diversification Table
04	Portfolio of Investments
16	Financial Statements
20	Financial Highlights
22	Notes to Financial Statements
34	Supplemental Information
Management of the Trust
35	Board Considerations Regarding 2021 Contract Renewal

Scenic view of Bostadh Beach and Luskentyre Beach in Summer, Isle of Harris, Scotland

Source: © Markus Keller/Shutterstock

This report is intended for shareholders of Baillie Gifford Multi Asset Fund (the "Fund") and may not be used as sales literature unless preceded or accompanied by a current prospectus for the Fund.

The statements and views expressed in this report are as of this report's period end and are subject to change at any time. All investments entail risk, including the possible loss of principal.

Fund Expenses (unaudited)

Semi-Annual Report October 31, 2021

As a shareholder of Baillie Gifford Multi Asset Fund (the "Fund") you incur two types of costs: (1) transactional costs and (2) ongoing costs, including advisory fees, administration and supervisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2021 to October 31, 2021.

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table labeled "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

01

Fund Expenses (unaudited)

Semi-Annual Report October 31, 2021

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Annualized Expense Ratios Based on the Period May 1, 2021 to October 31, 2021	Expenses Paid During Period*
Baillie Gifford Multi Asset Fund — Class K
Actual	$1,000	$1,045.30	0.31%	$1.60
Hypothetical (5% return before expenses)	$1,000	$1,023.64	0.31%	$1.58
Baillie Gifford Multi Asset Fund — Institutional Class
Actual	$1,000	$1,044.30	0.32%	$1.65
Hypothetical (5% return before expenses)	$1,000	$1,023.59	0.32%	$1.63

*  Unless otherwise indicated, expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2021. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year.

02

Industry Diversification Table

Semi-Annual Report October 31, 2021

October 31, 2021 (unaudited)
Baillie Gifford Multi Asset Fund

	Value	% of Total Net Assets
Advertising	$31,282	0.1%
Airlines	62,343	0.2
Asset Backed Securities	528,879	2.0
Auto Parts & Equipment	21,488	0.1
Banks	1,517,962	5.7
Building Materials	77,034	0.3
Commercial Services	63,956	0.2
Computers	22,854	0.1
Diversified Financial Services	1,978,630	7.5
Electric	3,419,472	12.9
Electrical Components and Equipment	280,687	1.1
Electronics	81,129	0.3
Energy — Alternate Sources	235,461	0.9
Engineering & Construction	53,464	0.2
Entertainment	33,562	0.1
Food	85,954	0.3
Gas	171,989	0.7
Internet	54,088	0.2
Investment Companies	474,058	1.8
Leisure Time	33,434	0.1
Lodging	70,334	0.3
Media	17,605	0.1
Mining	1,258,788	4.8
Oil & Gas	51,165	0.2
Pooled Investment Vehicles	7,225,253	27.3
Private Equity	120,207	0.5
Real Estate	882,530	3.3
REITS	1,749,204	6.6
Retail	67,468	0.3
Sovereign	4,191,833	15.8
Telecommunications	79,947	0.3
Toys/Games/Hobbies	23,388	0.1
Total Value of Investments	24,965,448	94.4
Other assets less liabilities	1,492,089	5.6
Net Assets	$26,457,537	100.0%

03

Portfolio of Investments

Semi-Annual Report October 31, 2021

October 31, 2021 (unaudited)
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
COMMON STOCKS — 28.4%
AUSTRALIA — 0.8%
BHP Group PLC	1,309	$34,573
Lynas Rare Earths Ltd. *	26,800	149,504
Rio Tinto PLC	448	27,933
		212,010
BELGIUM — 0.2%
Elia Group SA	513	59,848
CANADA — 1.4%
First Majestic Silver Corp.	8,100	102,624
Hydro One Ltd.	5,790	138,341
Pan American Silver Corp.	4,500	115,245
		356,210
CHINA — 1.6%
China Longyuan Power Group Corp., Ltd., Class H	91,000	212,853
China Yangtze Power Co., Ltd., Class A	40,500	134,487
Xinyi Energy Holdings Ltd.	110,000	64,860
		412,200
DENMARK — 1.4%
NKT A/S *	1,683	81,129
Orsted AS	2,086	294,632
		375,761
FRANCE — 0.5%
JCDecaux SA *	1,199	31,282
Nexans SA	916	91,906
		123,188
GERMANY — 2.8%
Fraport AG Frankfurt Airport Services Worldwide *	747	53,464
LEG Immobilien SE	2,140	318,310
TAG Immobilien AG	4,520	137,322
Vonovia SE	3,892	236,100
		745,196

The accompanying notes are an integral part of the financial statements.
04

Portfolio of Investments

Semi-Annual Report October 31, 2021

October 31, 2021 (unaudited)
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
INDONESIA — 1.2%
Nickel Mines Ltd.	178,996	$141,786
Vale Indonesia TBK PT	531,700	182,222
		324,008
IRELAND — 0.7%
CRH PLC	707	33,821
Greencoat Renewables PLC	90,817	120,207
Ryanair Holdings PLC ADR *	279	31,670
		185,698
ITALY — 2.6%
Enel SpA	13,101	109,679
Italgas SpA	27,070	171,989
Prysmian SpA	4,993	188,781
Terna — Rete Elettrica Nazionale	29,253	217,958
		688,407
MACAU — 0.1%
Galaxy Entertainment Group Ltd. *	4,000	21,523
Sands China Ltd. *	6,400	14,587
		36,110
NETHERLANDS — 0.4%
CTP NV	4,932	104,736
RUSSIA — 1.0%
MMC Norilsk Nickel PJSC ADR	8,410	262,820
SPAIN — 4.4%
EDP Renovaveis SA	10,379	289,155
Iberdrola SA	33,430	394,760
Red Electrica Corp. SA	15,078	313,950
Siemens Gamesa Renewable Energy SA *	6,287	170,601
		1,168,466
SWITZERLAND — 0.2%
Dufry AG *	514	27,214
Wizz Air Holdings PLC *	485	30,673
		57,887

The accompanying notes are an integral part of the financial statements.
05

Portfolio of Investments

Semi-Annual Report October 31, 2021

October 31, 2021 (unaudited)
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
UNITED KINGDOM — 0.8%
Ashtead Group PLC	329	$27,574
Greggs PLC	622	25,998
Hays PLC	16,054	36,382
Octopus Renewables Infrastructure Trust PLC	23,825	35,671
SSP Group PLC *	10,075	35,495
Whitbread PLC *	765	34,224
		195,344
UNITED STATES — 8.3%
Ares Capital Corp.	10,700	229,408
Avangrid, Inc.	5,256	276,991
Booking Holdings, Inc. *	17	41,153
Brookfield Renewable Corp., Class A	4,016	166,303
CBRE Group, Inc., Class A *	487	50,687
Consolidated Edison, Inc.	4,135	311,779
Eversource Energy	3,428	291,037
FirstCash, Inc.	455	40,254
Golub Capital BDC, Inc.	8,560	135,933
Hecla Mining Co.	16,700	96,526
Howard Hughes Corp. (The) *	406	35,375
Lyft, Inc., Class A *	282	12,935
Martin Marietta Materials, Inc.	110	43,213
MP Materials Corp. *	4,300	145,555
NextEra Energy, Inc.	2,170	185,166
Royal Caribbean Cruises Ltd. *	396	33,434
Six Flags Entertainment Corp. *	816	33,562
Sixth Street Specialty Lending, Inc.	3,064	73,046
		2,202,357
Total Common Stocks
(cost $6,721,525)		7,510,246
POOLED INVESTMENT VEHICLES — 27.3%
GUERNSEY — 5.1%
International Public Partnerships Ltd.	98,110	224,759
NextEnergy Solar Fund Ltd.	147,507	200,853
Pershing Square Holdings Ltd.	940	37,869
Renewables Infrastructure Group Ltd. (The)	202,609	366,795

The accompanying notes are an integral part of the financial statements.
06

Portfolio of Investments

Semi-Annual Report October 31, 2021

October 31, 2021 (unaudited)
Baillie Gifford Multi Asset Fund

	Shares/Principal		Value
Sequoia Economic Infrastructure Income Fund Ltd.		163,230	$244,387
TwentyFour Income Fund Ltd.		186,024	283,964
			1,358,627
IRELAND — 1.3%
Aspect Core Trend Fund, Class A		3,054	332,448
LUXEMBOURG — 0.3%
BBGI Global Infrastructure SA		38,252	90,251
UNITED KINGDOM — 3.1%
3i Infrastructure PLC		26,063	118,035
Foresight Solar Fund Ltd.		103,885	144,731
Greencoat UK Wind PLC		118,015	230,312
HICL Infrastructure PLC		113,158	260,638
JLEN Environmental Assets Group Ltd.		52,714	75,172
			828,888
UNITED STATES — 17.5%
Baillie Gifford Emerging Markets Equities Fund, Class K (1)		30,265	795,970
Baillie Gifford International Alpha Fund, Class K (1)		109,775	1,887,039
Baillie Gifford U.S. Equity Growth Fund, Class K (1)		37,844	1,686,720
Credit Suisse Managed Futures Strategy Fund, Class I		22,200	245,310
			4,615,039
Total Pooled Investment Vehicles
(cost $5,294,950)			7,225,253
FOREIGN GOVERNMENT BONDS — 10.9%
BRAZIL — 0.4%
Brazil Letras do Tesouro Nacional, Series LTN , Zero cpn., 01/01/24	BRL	504,000	69,592
Brazilian Government International Bond, 7.13%, 01/20/37		30,000	35,137
			104,729
CHILE — 0.0% (2)
Bonos de la Tesoreria de la Republica en pesos, 5.00%, 03/01/35	CLP	10,000,000	10,824
CHINA — 2.0%
China Government Bond, Series INBK, 2.68%, 05/21/30	CNY	1,720,000	260,646
China Government Bond, Series INBK, 3.39%, 03/16/50	CNY	1,740,000	264,395
			525,041

The accompanying notes are an integral part of the financial statements.
07

Portfolio of Investments

Semi-Annual Report October 31, 2021

October 31, 2021 (unaudited)
Baillie Gifford Multi Asset Fund

	Shares/Principal		Value
COLOMBIA — 0.2%
Colombian TES, Series B, 7.75%, 09/18/30	COP	231,200,000	$61,179
DOMINICAN REPUBLIC — 0.4%
Dominican Republic International Bond, 6.88%, 01/29/26		100,000	114,251
EGYPT — 0.4%
Egypt Government Bond, Series 7YR, 14.41%, 07/07/27	EGP	1,639,000	103,842
EL SALVADOR — 0.1%
El Salvador Government International Bond, 6.38%, 01/18/27		35,000	26,513
HUNGARY — 0.2%
Hungary Government International Bond, 7.63%, 03/29/41		36,000	59,266
INDONESIA — 1.9%
Indonesia Treasury Bond, Series FR58, 8.25%, 06/15/32	IDR	1,599,000,000	127,528
Indonesia Treasury Bond, Series FR80, 7.50%, 06/15/35	IDR	2,471,000,000	184,529
Indonesia Treasury Bond, Series FR83, 7.50%, 04/15/40	IDR	2,530,000,000	187,543
			499,600
IVORY COAST (COTE D'IVOIRE) — 0.5%
Ivory Coast Government International Bond, 5.25%, 03/22/30	EUR	100,000	118,752
MEXICO — 0.4%
Mexican Bonos, Series M, 7.75%, 05/29/31	MXN	1,906,800	94,057
Mexico Government International Bond, 5.75%, 10/12/10		16,000	18,499
			112,556
PERU — 1.5%
Peru Government Bond, 6.35%, 08/12/28	PEN	390,000	103,617
Peru Government Bond, 5.40%, 08/12/34	PEN	460,000	105,119
Peru Government Bond, 6.90%, 08/12/37	PEN	245,000	62,096
Peruvian Government International Bond, 8.75%, 11/21/33		82,000	127,026
			397,858
ROMANIA — 0.5%
Romania Government Bond, Series 15Y, 3.65%, 09/24/31	RON	135,000	28,227
Romanian Government International Bond, 1.75%, 07/13/30	EUR	10,000	11,054
Romanian Government International Bond, 2.00%, 01/28/32	EUR	80,000	88,183
			127,464

The accompanying notes are an integral part of the financial statements.
08

Portfolio of Investments

Semi-Annual Report October 31, 2021

October 31, 2021 (unaudited)
Baillie Gifford Multi Asset Fund

	Shares/Principal		Value
RUSSIA — 0.4%
Russian Federal Bond — OFZ, Series 6229, 7.15%, 11/12/25	RUB	5,195,000	$70,569
Russian Foreign Bond — Eurobond, 7.50%, 03/31/30		16,965	19,637
			90,206
SOUTH AFRICA — 0.2%
Republic of South Africa Government Bond, Series R209, 6.25%, 03/31/36	ZAR	1,153,000	51,810
THAILAND — 0.1%
Thailand Government Bond, 1.59%, 12/17/35	THB	1,167,000	31,474
TURKEY — 0.1%
Turkish Government International Bond, 7.38%, 02/05/25		15,000	15,823
Turkish Government International Bond, 6.88%, 03/17/36		16,000	15,460
			31,283
UKRAINE — 1.1%
Ukraine Government International Bond, 15.84%, 02/26/25	UAH	1,498,000	61,163
Ukraine Government International Bond, Series GDP, 1.26%, 05/31/40 (3)		222,000	233,664
			294,827
URUGUAY — 0.5%
Uruguay Government International Bond, 4.38%, 12/15/28	UYU	2,956,684	78,776
Uruguay Government International Bond, 4.98%, 04/20/55		32,000	40,945
			119,721
Total Foreign Government Bonds
(cost $2,898,873)			2,881,196
STRUCTURED NOTES — 12.1%
SWITZERLAND — 4.6%
Credit Suisse AG, Series MU09, Zero cpn., 10/31/22 (4)		1,225	1,225,338
UNITED STATES — 7.5%
Citigroup Global Markets Holdings, Inc., Zero cpn., 01/15/26 (5)		1,000	950,800
Goldman Sachs International, Zero cpn., 07/13/51 (6)		500	514,145
Goldman Sachs International, Zero cpn., 08/12/51 (7)		523	513,685
			1,978,630
Total Structured Notes
(cost $3,248,000)			3,203,968

The accompanying notes are an integral part of the financial statements.
09

Portfolio of Investments

Semi-Annual Report October 31, 2021

October 31, 2021 (unaudited)
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
CORPORATE BONDS — 2.1%
CANADA — 0.1%
Bell Canada, Series MTN, 4.75%, 09/29/44	21,000	$18,896
FRANCE — 0.1%
Electricite de France SA, 6.95%, 01/26/39	15,000	22,533
Orange SA, 9.00%, 03/01/31	13,000	19,931
		42,464
MEXICO — 0.2%
Petroleos Mexicanos, 6.50%, 03/13/27	40,000	42,640
Petroleos Mexicanos, 6.35%, 02/12/48	10,000	8,525
		51,165
NETHERLANDS — 1.0%
Stichting AK Rabobank Certificaten, 19.44% (8)	168,550	270,549
UNITED KINGDOM — 0.1%
Tesco PLC, 5.50%, 01/13/33	14,000	24,461
UNITED STATES — 0.6%
Aptiv PLC, 4.35%, 03/15/29	19,000	21,488
AT&T, Inc., 3.50%, 09/15/53	18,000	18,286
Citigroup, Inc., 8.13%, 07/15/39	13,000	22,075
Corning, Inc., 5.45%, 11/15/79	17,000	22,834
Dell International LLC / EMC Corp., 5.30%, 10/01/29	19,000	22,854
Hasbro, Inc., 6.35%, 03/15/40	17,000	23,388
Walt Disney Co. (The), 6.15%, 02/15/41	12,000	17,605
		148,530
Total Corporate Bonds
(cost $437,562)		556,065

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report October 31, 2021

October 31, 2021 (unaudited)
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
REAL ESTATE INVESTMENT TRUSTS — 6.6%
UNITED KINGDOM — 3.8%
LondonMetric Property PLC	34,487	$123,344
LXI REIT PLC	63,058	126,524
Segro PLC	13,989	247,249
Target Healthcare REIT PLC	72,951	119,006
Tritax Big Box REIT PLC	81,903	252,051
UK Commercial Property REIT Ltd.	121,233	125,870
		994,044
UNITED STATES — 2.8%
Duke Realty Corp.	3,392	190,766
First Industrial Realty Trust, Inc.	3,053	177,776
Prologis, Inc.	1,357	196,711
Rexford Industrial Realty, Inc.	2,826	189,907
		755,160
Total Real Estate Investment Trusts
(cost $1,301,066)		1,749,204
TREASURY BILLS — 5.0%
UNITED STATES — 5.0%
U.S. Treasury Bill, 03/03/22 (9)	821,000	820,833
U.S. Treasury Bill, 05/19/22 (9)	490,000	489,804
Total Treasury Bills
(cost $1,310,767)		1,310,637
COLLATERALIZED LOAN OBLIGATIONS — 2.0%
IRELAND — 1.5%
Aurium CLO I DAC, 2.30%, FRN, (3 Month EURIBOR + 2.30%), 03/23/32 (10)	250,000	289,137
Harvest CLO XVII DAC, 3.95%, FRN, (3 Month EURIBOR + 3.95%), 05/11/32 (10)	100,000	113,845
		402,982

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report October 31, 2021

October 31, 2021 (unaudited)
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
NETHERLANDS — 0.5%
Barings Euro CLO, Class B1A, Series 2018-2, 1.70%, FRN, (3 Month EURIBOR + 1.70%), 10/15/31 (10)	110,000	$125,897
Total Collateralized Loan Obligations
(cost $489,465)		528,879
TOTAL INVESTMENTS — 94.4%
(cost $21,702,208)		$24,965,448
Other assets less liabilities — 5.6%		1,492,089
NET ASSETS — 100.0%		$26,457,537

*  Non-income producing security.

(1)  Affiliated Fund.

(2)  Amount rounds to less than 0.1%.

(3)  Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(4)  ETF-linked certificate which tracks the CSI 500 China A Shares Small Cap ETF as the reference price. Value correlates to changes in this reference price.

(5)  Index-linked note which tracks the Citi Equity Intraday Momentum Basket Index as the reference price. Value correlates to changes in this reference price.

(6)  Index-linked note which tracks the Volatility Curve US Series 1 Total Return Strategy as the reference price. Value correlates to changes in this reference price.

(7)  Index-linked note which tracks the USD 10-20 Year Long Volatility Index Total Return Strategy as the reference price. Value correlates to changes in this reference price.

(8)  Perpetual, callable security with no stated maturity date.

(9)  Security issued on a discount basis with no stated coupon rate. Income is recognized through the accretion of discount.

(10)  Variable rate security which benefits from EURIBOR floor of zero. Please refer to Note H with regards to the LIBOR phaseout.

3-Month EURIBOR rate as of October 31, 2021 was (0.553)%

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, Baillie Gifford Overseas Limited retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in the Fund's prospectus.

A summary of the Fund's investments in affiliated funds during the six-month period ended October 31, 2021 is as follows:

Affiliated Fund Holdings

	Shares at April 30, 2021	Value at April 30, 2021	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Shares at October 31, 2021	Value at October 31, 2021	Income Distributions	Capital Gain Distributions
Baillie Gifford Emerging Markets Equities Fund, Class K	30,265	$864,974	$—	$—	$—	$(69,004)	30,265	$795,970	$—	$—
Baillie Gifford International Alpha Fund, Class K	109,775	1,913,385	—	—	—	(26,346)	109,775	1,887,039	—	—
Baillie Gifford U.S. Equity Growth Fund, Class K	37,844	1,591,352	—	—	—	95,368	37,844	1,686,720	—	—
	177,884	$4,369,711	$—	$—	$—	$18	177,884	$4,369,729	$—	$—

For more information on the affiliated fund holdings, please refer to Note B.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report October 31, 2021

October 31, 2021 (unaudited)
Baillie Gifford Multi Asset Fund

Open futures contracts outstanding at October 31, 2021:

Description	Counterparty	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at October 31, 2021	Unrealized Appreciation (Depreciation)
E-Mini Futures	HSBC Securities (USA) Inc.	December 2021	(2)	$(633,540)	$(18,127)
Euro — BOBL Futures	HSBC Securities (USA) Inc.	December 2021	(2)	(309,253)	4,546
Euro — Buxl Futures	HSBC Securities (USA) Inc.	December 2021	(1)	(241,581)	782
U.S. 10 Year Note Future	HSBC Securities (USA) Inc.	December 2021	(5)	(653,516)	(2,371)
					$(15,170)

Open forward foreign currency contracts outstanding at October 31, 2021:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA) Inc.	11/1/2021	CAD	2,767,700	USD	2,207,162	$—	$(29,166)
HSBC Securities (USA) Inc.	11/4/2021	AUD	536,000	USD	394,657	—	(8,558)
HSBC Securities (USA) Inc.	11/10/2021	AUD	909,000	USD	668,529	—	(15,297)
HSBC Securities (USA) Inc.	11/10/2021	CHF	1,382,700	USD	1,489,436	—	(21,177)
HSBC Securities (USA) Inc.	11/10/2021	CLP	297,000,000	USD	400,033	35,782	—
HSBC Securities (USA) Inc.	11/10/2021	EUR	4,776,370	USD	5,524,777	2,047	—
HSBC Securities (USA) Inc.	11/10/2021	GBP	4,039,090	USD	5,506,137	—	(21,599)
HSBC Securities (USA) Inc.	11/10/2021	NOK	6,680,000	USD	784,298	—	(6,371)
HSBC Securities (USA) Inc.	11/10/2021	NZD	923,000	USD	644,170	—	(17,147)
HSBC Securities (USA) Inc.	11/10/2021	USD	1,906,282	JPY	213,211,200	—	(35,452)
HSBC Securities (USA) Inc.	11/10/2021	USD	539,436	CAD	667,000	—	(494)
HSBC Securities (USA) Inc.	11/10/2021	ZAR	15,465,000	USD	1,029,844	18,836	—
HSBC Securities (USA) Inc.	11/18/2021	BRL	320,000	USD	62,103	5,623	—
HSBC Securities (USA) Inc.	11/18/2021	CNY	730,000	USD	111,987	—	(1,796)
HSBC Securities (USA) Inc.	11/18/2021	USD	364,182	CZK	7,840,000	—	(11,434)
HSBC Securities (USA) Inc.	11/18/2021	USD	62,670	BRL	320,000	—	(6,190)
HSBC Securities (USA) Inc.	11/18/2021	USD	366,398	CLP	297,000,000	—	(2,147)
HSBC Securities (USA) Inc.	11/18/2021	USD	242,485	CNY	1,570,000	2,227	—
HSBC Securities (USA) Inc.	11/18/2021	USD	124,423	CHF	111,000	—	(3,130)
HSBC Securities (USA) Inc.	11/18/2021	USD	118,599	PEN	455,000	—	(4,656)
HSBC Securities (USA) Inc.	12/9/2021	EUR	110,000	USD	127,635	353	—
HSBC Securities (USA) Inc.	12/9/2021	USD	120,704	EGP	1,930,000	861	—
HSBC Securities (USA) Inc.	1/13/2022	EUR	1,008,000	USD	1,172,598	5,026	—
Barclays Bank PLC	1/13/2022	USD	136,960	MXN	2,850,000	—	(175)
HSBC Securities (USA) Inc.	1/13/2022	USD	254,584	JPY	29,080,000	815	—
HSBC Securities (USA) Inc.	1/13/2022	USD	256,660	MXN	5,340,000	—	(369)
HSBC Securities (USA) Inc.	1/20/2022	PEN	455,000	USD	114,447	504	—

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report October 31, 2021

October 31, 2021 (unaudited)
Baillie Gifford Multi Asset Fund

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA) Inc.	1/27/2022	COP	1,530,000,000	USD	385,488	$—	$(18,181)
HSBC Securities (USA) Inc.	1/27/2022	EUR	173,760	USD	202,719	1,388	—
HSBC Securities (USA) Inc.	1/27/2022	KRW	114,000,000	USD	99,698	2,831	—
HSBC Securities (USA) Inc.	1/27/2022	USD	496,012	KRW	564,000,000	—	(16,775)
HSBC Securities (USA) Inc.	1/27/2022	USD	794,480	CAD	1,000,000	13,612	—
Barclays Bank PLC	1/27/2022	USD	390,072	RUB	29,700,000	20,776	—
Barclays Bank PLC	1/27/2022	USD	145,098	KRW	168,000,000	—	(2,346)
Deutsche Bank AG.	1/27/2022	USD	142,064	CZK	3,070,000	—	(4,304)
HSBC Securities (USA) Inc.	1/27/2022	USD	159,547	CZK	3,480,000	—	(3,388)
Barclays Bank PLC	2/17/2022	TRY	2,420,000	USD	266,317	28,011	—
HSBC Securities (USA) Inc.	2/17/2022	ZAR	1,020,000	USD	68,415	2,591	—
HSBC Securities (USA) Inc.	3/10/2022	USD	502,823	ILS	1,607,600	6,131	—
HSBC Securities (USA) Inc.	3/10/2022	ZAR	4,819,000	USD	327,923	17,787	—
Barclays Bank PLC	4/14/2022	TRY	820,000	USD	80,287	1,984	—
Total unrealized appreciation (depreciation)						$167,185	$(230,152)
Net unrealized appreciation (depreciation)							$(62,967)

ADR  —  American Depositary Receipt

CLO  —  Collateralized Loan Obligation

EURIBOR  —  Euro Inter Bank Offer Rate

FRN  —  Floating Rate Note

MTN  —  Medium Term Note

REIT  —  Real Estate Investment Trust

Currency Abbreviations:

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLP  —  Chilean Peso

CNY  —  Chinese Yuan

COP  —  Colombian Peso

CZK  —  Czech Koruna

EGP  —  Egyptian Pound

EUR  —  Euro

GBP  —  Great Britain Pound

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PEN  —  Peruvian Nuevo Sol

RON  —  Romanian New Leu

RUB  —  Russian Ruble

THB  —  Thai Baht

TRY  —  Turkish Lira

UAH  —  Ukrainian hryvnia

UYU  —  Uruguayan peso

ZAR  —  South African Rand

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report October 31, 2021

October 31, 2021 (unaudited)
Baillie Gifford Multi Asset Fund

Fair Value Measurement

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund's investments carried at fair value:

Investments in Securities(1)	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$3,645,644	$3,864,602	$—	$7,510,246
Pooled Investment Vehicles	5,957,099	1,268,154	—	7,225,253
Structured Notes	—	3,203,968	—	3,203,968
Foreign Government Bonds	—	2,881,196	—	2,881,196
Real Estate Investment Trusts	874,166	875,038	—	1,749,204
Treasury Bills	1,310,637	—	—	1,310,637
Corporate Bonds	—	556,065	—	556,065
Collateralized Loan Obligations	—	528,879	—	528,879
Total Investments in Securities	$11,787,546	$13,177,902	$—	$24,965,448
Other Financial Instruments(2)
Forward Foreign Currency Contracts	—	167,185	—	167,185
Futures Contracts	5,328	—	—	5,328
Total Investments in Securities and Other Financial Instruments	$11,792,874	$13,345,087	$—	$25,137,961
Liabilities:
Other Financial Instruments(2)
Forward Foreign Currency Contracts	—	230,152	—	230,152
Futures Contracts	20,498	—	—	20,498
Total Other Financial Instruments	$20,498	$230,152	$—	$250,650

(1)  A complete listing of investments and additional information regarding the industry classification and geographical location of these investments is disclosed in the Portfolio of Investments.

(2)  Reflects the unrealized appreciation (depreciation) of the instruments.

See Note A for a description of the inputs used in the fair value hierarchy above.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report October 31, 2021

October 31, 2021 (unaudited)
Baillie Gifford Multi Asset Fund

ASSETS
Investments, at value (cost $19,023,859)	$20,595,719
Investments in affiliated funds, at value (cost $2,678,349)	4,369,729
Cash	1,547,763
Deposit with broker for futures contracts	89,557
Unrealized appreciation on forward foreign currency contracts	167,185
Due from Investment Advisor	72,245
Interest receivable	48,862
Dividends receivable	19,507
Receivable for investments sold	9,499
Tax reclaims receivable	2,876
Total Assets	26,922,942
LIABILITIES
Due to foreign custodian (cost $70,769)	70,510
Advisory fee payable	7,044
Unrealized depreciation on forward foreign currency contracts	230,152
Legal fee payable	58,560
Payable for investment purchased	18,944
Administration & Supervisory fee payable	14,967
Variation margin on futures	1,537
Accrued expenses	63,691
Total Liabilities	465,405
NET ASSETS	$26,457,537
COMPOSITION OF NET ASSETS
Paid-in capital	$22,272,024
Total distributable earnings	4,185,513
$26,457,537
NET ASSET VALUE, PER SHARE
Class K ($18,689,465 / 1,586,535 shares outstanding), unlimited authorized, no par value	$11.78
Institutional Class ($7,768,072 / 659,258 shares outstanding), unlimited authorized, no par value	$11.78

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report October 31, 2021

For the Six Months Ended October 31, 2021 (unaudited)
Baillie Gifford Multi Asset Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $17,665)	$195,093
Interest	78,480
Total Investment Income	273,573
EXPENSES
Advisory fee, net of Temporary Advisory Fee Waiver (Note B)	10,376
Administration & Supervisory fee — Class K shares (Note B)	15,738
Administration & Supervisory fee — Institutional Class shares (Note B)	6,310
Transfer agency	16,959
Sub-transfer agency — Institutional Class shares	388
Legal	64,352
Fund accounting	62,322
Professional fees	19,559
Clearing fees	15,079
Printing fees	14,698
Registration fees	11,077
Custody	9,679
Trustees' fees	277
Commitment fees	74
Miscellaneous	2,672
Total Expenses	249,560
Fees waived/expenses reimbursed	(197,294)
Affiliated fund expenses waived	(11,932)
Total Expenses after waiver	40,334
Net Investment Income	233,239
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES, AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	711,574
Futures	(6,710)
Forward foreign currency contracts	173,394
Foreign currency transactions	878
879,136

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report October 31, 2021

Net change in unrealized appreciation (depreciation) on:
Investments	$(139,356)
Investments in affiliated funds	18
Futures	(23,789)
Forward foreign currency contracts	170,237
Translation of net assets and liabilities denominated in foreign currencies	163
7,273
Net realized and unrealized gain	886,409
NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,119,648

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report October 31, 2021

Baillie Gifford Multi Asset Fund

	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$233,239	$438,684
Net realized gain (loss)	879,136	(568,234)
Net change in unrealized appreciation	7,273	3,723,471
Net increase in net assets from operations	1,119,648	3,593,921
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(84,965)
Institutional Class	—	(26,961)
Total Distributions to Shareholders	—	(111,926)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	13,000	10,000,000
Institutional Class	669,040	716,420
Dividends reinvested:
Class K	—	84,965
Institutional Class	—	26,961
Cost of shares redeemed:
Class K	—	—
Institutional Class	—	—
Increase in Net Assets from Transactions in Shares of Beneficial Interest	682,040	10,828,346
Total Increase in Net Assets	1,801,688	14,310,341
NET ASSETS
Beginning of period	24,655,849	10,345,508
End of period	$26,457,537	$24,655,849

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report October 31, 2021

Baillie Gifford Multi Asset Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended October 31, 2021 (unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Period December 4, 2018(a) through April 30, 2019
Net asset value, beginning of period	$11.27		$9.65	$10.66	$10.00
From Investment Operations
Net investment income(b)	0.11		0.20	0.24	0.13
Net realized and unrealized gain (loss) on investments and foreign currency	0.40		1.47	(0.54)	0.57
Net increase (decrease) in net asset value from investment operations	0.51		1.67	(0.30)	0.70
Dividends and Distributions to Shareholders
From net investment income	—		(0.05)	(0.55)	(0.04)
From net realized gain on investments	—		—	(0.16)	—
Total Dividends and Distributions	—		(0.05)	(0.71)	(0.04)
Net asset value, end of period	$11.78		$11.27	$9.65	$10.66
Total Return
Total return based on net asset value(c)	4.53%		17.35%	(3.35)%	7.06%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$18,689		$17,873	$5,173	$5,351
Ratio of net expenses to average net assets, after affiliated fund waiver but before waiver under expense limitation agreement(d)(e)	1.83	%*	2.14%	4.65%	3.02%*
Ratio of net expenses to average net assets, after affiliated fund waiver and waiver under expense limitation agreement(d)	0.31	%*	0.29%	0.56%	0.55%*
Ratio of net investment income to average net assets	1.89	%*	1.91%	2.29%	3.08%*
Portfolio turnover rate(f)	25%		58%	59%	14%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Does not include the expenses of non-affiliated pooled investment vehicles in which the Fund invests.

(e)  This figure represents the gross expenses of the Fund less any waiver in relation to management fees paid on assets invested in affiliated funds (refer to Note B for further details).

(f)  Portfolio turnover rate calculated at the Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report October 31, 2021

Baillie Gifford Multi Asset Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended October 31, 2021 (unaudited)		For the Year Ended April 30, 2021		For the Year Ended April 30, 2020	For the Period December 4, 2018(a) through April 30, 2019
Net asset value, beginning of period	$11.28		$9.65		$10.66	$10.00
From Investment Operations
Net investment income(b)	0.09		0.21		0.24	0.13
Net realized and unrealized gain (loss) on investments and foreign currency	0.41		1.47		(0.54)	0.57
Net increase (decrease) in net asset value from investment operations	0.50		1.68		(0.30)	0.70
Dividends and Distributions to Shareholders
From net investment income	—		(0.05)		(0.55)	(0.04)
From net realized gain on investments	—		—		(0.16)	—
Total Dividends and Distributions	—		(0.05)		(0.71)	(0.04)
Net asset value, end of period	$11.78		$11.28		$9.65	$10.66
Total Return
Total return based on net asset value(c)	4.43%		17.42%		(3.35)%	7.06%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7,768		$6,783		$5,173	$5,350
Ratio of net expenses to average net assets, after affiliated fund waiver but before waiver under expense limitation agreement(d)(e)	1.84	%*	2.13	%(f)	4.65%	3.02%*
Ratio of net expenses to average net assets, after affiliated fund waiver and waiver under expense limitation agreement(d)	0.32	%*	0.29%		0.56%	0.55%*
Ratio of net investment income to average net assets	1.56	%*	1.99%		2.29%	3.08%*
Portfolio turnover rate(g)	25%		58%		59%	14%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Does not include the expenses of non-affiliated pooled investment vehicles in which the Fund invests.

(e)  This figure represents the gross expenses of the Fund less any waiver in relation to management fees paid on assets invested in affiliated funds (refer to Note B for further details).

(f)  Institutional Class had a lower ratio than Class K during the period due to rounding. This ratio has since become higher than Class K due to increased sub-transfer agency expenses within the Fund.

(g)  Portfolio turnover rate calculated at the Fund level.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2021

Note A — Organization and Accounting Policies

The Fund is a diversified series of Baillie Gifford Funds (the "Trust"). The Trust includes other series that are not included in this report. The investment objective of the Fund is to seek long-term capital growth at lower volatility than is typically associated with equity markets. For information on the specific investment strategies of the Fund and a description of each share class, please refer to the Fund's prospectus. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized on June 21, 2000 as a Massachusetts business trust under the laws of Massachusetts. The Trust operates pursuant to the Second Amended and Restated Agreement and Declaration of Trust dated February 27, 2017, as amended from time to time.

As of October 31, 2021, the Fund offers Class K and Institutional Class shares.

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements of the Fund have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments

Investments are recorded at fair value. Equity securities listed on a securities exchange, market or automated quotation system (including equity securities traded over the counter) for which quotations are readily available, are valued at the last quoted trade price on the primary exchange or market (foreign or domestic) on which they are most actively traded on the date of valuation (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the date of valuation, at the most recent quoted bid price.

Fixed income securities including corporate bonds, inflation indexed bonds, foreign government bonds and sovereign debts are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy. Certain short-term debt obligations maturing within 60 days or less may be valued at their amortized cost unless Baillie Gifford Overseas Limited (the "Manager") determines that amortized cost does not represent fair value. These securities will be classified as Level 1 securities.

Investments in pooled investment vehicles are valued at the most recent published NAV for each investee fund. Where the most recent published NAV for an investee fund was determined at a time other than the pricing point of the Fund, the price may be subject to fair value adjustment as determined by the Manager. At October 31, 2021, there were no fair value adjustments required on investments in pooled investment vehicles not listed on an exchange.

Investments in structured securities are valued daily from an independent pricing source based on quotes received from the counterparty. Certain derivatives are centrally cleared or trade in the over-the-counter market. The Fund's pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund invests in futures contracts which are valued at the closing settlement price established each day by the board of the exchange on which they are traded.

The Fund invests in forward foreign exchange contracts which are valued based on closing exchange rates from each respective foreign market.

The Fund may enter into swap agreements which are valued by independent third-party pricing agents based upon the specific terms of each agreement.

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2021

The Fund invests in collateralized loan obligations which are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. A collateralized loan obligation ("CLO") is a security backed by a pool of debt, often corporate loans with low credit ratings. The investor receives scheduled debt payments from the underlying loans but assumes most of the risk in the event that borrowers default.

The Fund invests in Structured Notes. These are hybrid instruments which combine both debt and other characteristics into a single note form. Structured Note values are linked to the performance of an underlying index or strategy and are unsecured debt obligations of an issuer which may not be publicly listed or traded on an exchange. Structured Notes are valued daily, based on a price calculated by the issuer. Realized gain and loss and change in unrealized appreciation and depreciation on these notes for the reporting period are included in the Statement of Operations.

Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained, or for any other reason) and all other assets are valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Board of Trustees of the Trust (the "Board"). The actual calculations may be made by persons acting pursuant to the direction of the Board or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange and such events may not be reflected in the computation of the Fund's net asset value. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events may not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Board. The Fund utilizes a third party pricing service for all equity securities, except those traded on Canadian, Latin American, or U.S. exchanges, subject to certain minimum confidence levels, which applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the close of the market on which the securities are traded. To the extent that securities are valued using this service, the securities will be classified as Level 2 securities in the fair value measurement framework described below.

The Fund may invest in bonds issued by governments of both developed and emerging market economies. These may be denominated in the currency of the issuing country, or some other currency such as U.S. dollars.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities' market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2021

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2021 is disclosed at the end of the Fund's Portfolio of Investments.

For the six-month period ended October 31, 2021, there were no Level 3 investments for which significant unobservable inputs were used to determine the fair value.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Derivatives

The Fund invests in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligation under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and change in unrealized appreciation and depreciation on these contracts for the reporting period are included in the Statement of Operations.

The Fund invests in forward foreign currency contracts primarily to manage exposure to certain foreign currencies. A forward contract is an agreement between the Fund and a counterparty to buy and sell a foreign currency at a specific exchange rate at a future date, and is subject to foreign exchange rate fluctuations. All contracts are "marked-to-market" daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency contracts on the Statement of Assets and Liabilities. The Fund records realized gains or losses at the time the forward foreign currency contract is settled. These realized and change in unrealized gains and losses are reflected on the Statement of Operations as gain (loss) on forward foreign currency contracts.

The Fund invests in exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate and equity price risk. A futures contract is an agreement between the Fund and the counterparty to buy or sell an asset at a specific price on a future date. Required initial margins are pledged by the Fund, and the accumulated daily change in the fair value is accounted for as an unrealized appreciation or depreciation on futures in the Statement of Assets and Liabilities.

Swap agreements are privately negotiated agreements between a fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a fund's portfolio, to protect a Fund's value from changes in interest rates, to expose a fund to a different security or market, or to help a fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2021

the counterparty will not fulfil its obligation under the agreement). The Fund did not invest in swap agreements during the six-month period.

At October 31, 2021, the fair value of derivative instruments reflected on the Statement of Assets and Liabilities was as follows:

		Asset Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Forward foreign currency contracts	Currency risk	Unrealized appreciation on forward foreign currency contracts	$167,185
		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Forward foreign currency contracts	Currency risk	Unrealized depreciation on forward foreign currency contracts	$230,152
Futures	Interest rate risk	Net unrealized depreciation on futures	15,170 *

*  Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Portfolio of Investments. Only the current day's variation margin is separately disclosed in the Statement of Assets and Liabilities.

The transactions in derivative instruments reflected on the Statement of Operations by primary risk exposure during the six-month period ended October 31, 2021 were as follows:

Net Realized Gain (Loss) from:

Currency Risk — Forward Foreign Currency Contracts	Interest Rate Risk — Futures Contracts
$173,394	$(6,710)

Net Change in Unrealized Appreciation (Depreciation) on:

Currency Risk — Forward Foreign Currency contracts	Interest Rate Risk — Futures Contracts
$170,237	$(23,789)

As of October 31, 2021, the Fund had transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow the Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included on the Statement of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2021

and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following table:

Assets				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received*	Net Amount
Futures	$1,413	$(1,413)	$—	$—	$—	$—
Forward Foreign Currency Contracts	167,185	—	167,185	(167,185)	—	—
Total	$168,598	$(1,413)	$167,185	$(167,185)	$—	$—
Liabilities				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged*	Net Amount
Futures	$(2,950)	$1,413	$(1,537)	$—	$1,537	$—
Forward Foreign Currency Contracts	(230,152)	—	(230,152)	167,185	—	(62,967)
Total	$(233,102)	$1,413	$(231,689)	$167,185	$1,537	$(62,967)

*  Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate with value.

For the six-month period ended October 31, 2021 the average monthly volume of derivatives held by the Fund was as follows:

	Longs	Shorts
Forward foreign currency contracts (contract value)	$6,342,136	$(20,474,471)
Futures (notional value)	—	(753,063)

Securities Transactions and Investment Income

The Fund's securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash income, if any, is included in investment income, with any non-cash income exceeding 5% of the Fund's total income stated separately on the Statement of Operations, and is recorded at the fair market value of securities received.

Interest income is recorded on an accrual basis. Purchase discounts and premiums on fixed-income securities are accreted and amortized to maturity using the effective interest method and reflected within interest income on the Statement of Operations.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2021

inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Federal Taxes

The Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Fund's shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign jurisdictions may be subject to foreign withholding tax. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

In addition to the requirements of the Code, the Fund may also be subject to capital gains tax in foreign jurisdictions on gains realized upon the sale of securities. If the Fund had exposure to capital gains taxes, it would accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. The Fund did not have material exposure to foreign capital gains taxes in the current period.

The Fund is subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Fund. The tax periods since inception through present remain subject to examination.

At April 30, 2021 for federal income tax purposes, the Fund had no capital loss carryforwards.

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("post-October/late year ordinary losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. During the year ended April 30, 2021, the Fund elected to defer net post-October or late-year ordinary losses as indicated.

At April 30, 2021, the Fund had post-October/late year ordinary losses of $(557,443).

Dividends and Distributions to Shareholders

The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Fund's policy is to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

The Fund's cost of investments and gross unrealized appreciation (depreciation) at October 31, 2021 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Appreciation
Baillie Gifford Multi Asset Fund	$21,702,208	$3,579,070	$(315,830)	$3,263,240

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2021

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on securities categorized as PFICs.

Note B — Investment Management and Other Services

The Fund is advised and managed by the Manager. The Manager, an investment adviser registered with the

Securities and Exchange Commission (the "SEC"), is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Fund (the "Advisory Agreement"), the Fund pays the Manager an investment advisory fee (the "Advisory Fee") in arrears.

The Advisory Fee paid by the Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of the Fund's average daily net assets.

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level	Annual Rate at Each Asset Level Post Waiver*
Baillie Gifford Multi Asset Fund	$0 - $2 >$2 - $5 Above $5	0.33% 0.29% 0.27%	0.08% 0.06% 0.05%

*  The Manager has contractually agreed to waive a portion of its Advisory Fee (the "Temporary Advisory Fee Waiver") with respect to the Fund from May 1, 2020 until May 1, 2022.

The Manager is responsible for providing certain administrative services to Fund shareholders as well as coordinating, overseeing and supporting services provided to Fund shareholders by third parties, including financial intermediaries that hold accounts with the Fund, pursuant to an Administration and Supervisory Agreement between the Manager and the Trust on behalf of the Fund. The Fund has adopted an Administration, Supervisory and Sub-Accounting Services Plan with respect to Class K and Institutional Class shares, which authorizes the Fund to pay the Manager an administration and supervisory fee (the "Administration and Supervisory Fee") quarterly, in arrears, at an annual rate of 0.17% of the Fund's average net assets.

The Fund may enter into certain agreements with Financial Intermediaries that require payments for sub-transfer agency services in excess of the Board approved cap on payments and/or reimbursements to Financial Intermediaries. In such instances the Manager will pay, out of its own profits, the difference between the amount due under the agreement with the Financial Intermediary and the cap on such payments and/or reimbursements approved by the Board.

The Manager has contractually agreed to irrevocably waive a portion of its management fee in an amount equal to 100% of the Advisory Fee and the Administration and Supervisory Fee (the "Management Fee") paid by any Affiliated Fund with respect to Fund assets invested in such Affiliated Fund. For purposes of this waiver, "Affiliated Fund" means any pooled investment vehicle that is managed by the Manager or by any of its affiliates and that pays a management fee. This contractual agreement (the "Affiliated Fund Waiver") has an indefinite term for so long as the Fund's investment advisory agreement and related contractual arrangements remain in full force and effect, and it may only be terminated by the Board.

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2021

The Manager has contractually agreed to waive its fees and/or bear Other Expenses of the Fund to the extent that the Fund's total annual operating expenses (excluding taxes, sub-accounting expenses, acquired fund fees and expenses* and extraordinary expenses) exceed the following amounts, less the above Affiliated Fund Waiver:

Fund	Class	Expense Limitation	Expiration Date
Baillie Gifford Multi Asset Fund	Class K	0.40%	5/01/2022
Baillie Gifford Multi Asset Fund	Institutional Class	0.40%	5/01/2022

*  The term "acquired fund fees and expenses" originates in the mutual fund prospectus disclosure requirements and refers to a methodology for estimating the operating expenses of funds in which the Fund invests. This information is part of the fees and expenses displayed in the Fund's prospectus.

Waived fees for the Fund are not subject to recoupment. The contractual fee waiver/expense reimbursement arrangements described above may only be terminated by the Board.

Baillie Gifford Funds Services LLC, a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Fund.

The Bank of New York Mellon serves as the Fund's administrator and custodian. BNY Mellon Investment Servicing (U.S.) Inc. serves as the Trust's transfer agent, registrar and dividend disbursing agent.

The Fund may own outstanding voting shares of other funds within Baillie Gifford Funds, the issuer of which is considered an affiliate. At October 31, 2021, transactions in affiliated funds, if any, are listed under the heading Affiliated Fund Holdings at the end of the Portfolio of Investments.

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) for the six-month period ended October 31, 2021 were as follows:

	Purchases	Sales
Long Term Investments	$7,720,701	$5,360,643

Note D — Transactions in Shares of Beneficial Interest

	Baillie Gifford Multi Asset Fund
	For the six-month Period Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	1,119	$13,000	1,041,667	$10,000,000
Shares issued in reinvestment of dividends and distributions	—	—	7,586	84,965
Shares redeemed	—	—	—	—
Net increase	1,119	$13,000	1,049,253	$10,084,965

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2021

	Baillie Gifford Multi Asset Fund
	For the six-month Period Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021
	Shares	Amount	Shares	Amount
Institutional Class Shares
Shares sold	57,759	$669,040	62,931	$716,420
Shares issued in reinvestment of dividends and distributions	—	—	2,405	26,961
Shares redeemed	—	—	—	—
Net increase	57,759	$669,040	65,336	$743,381

Note E — Beneficial Ownership

Beneficial ownership, either direct or indirect, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of October 31, 2021, the following shareholders beneficially owned 25% or more of the Fund's voting securities:

Fund	Investor	Percentage
Baillie Gifford Multi Asset Fund	Baillie Gifford International LLC	47.97%
Baillie Gifford Multi Asset Fund	City of Austin Employees' Retirement System	46.61%

Purchase and redemption activity of these accounts may have a significant effect on the operation of the Fund.

Note F — Commitments and Contingencies

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note G — Line of Credit

The Trust entered into a committed facility with Bank of New York Mellon on May 1, 2017, renewed April 20, 2021 and expiring April 19, 2022, which allows certain series of the Trust to borrow up to $75 million in total subject to minimum asset coverage requirements set out in the Credit Agreement. Each such series may borrow money under this credit facility for the temporary funding of shareholder redemptions or for other temporary or emergency purposes.

In normal market conditions, borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month U.S. LIBOR Rate.

Effective April 20, 2021, language was added to the credit agreement to set out alternative rates chargeable on borrowings if certain conditions are met including if LIBOR ceases to be published. In these circumstances the rate chargeable would be calculated based on an alternative such as the Secured Overnight Financing Rate ("SOFR").

The Fund pays a share of a commitment fee on the portion of the facility which is undrawn. Effective April 20, 2021, the commitment fee increased from 0.20% to 0.25% on undrawn amounts.

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2021

The rate payable at October 31, 2021 was 1.33% on any amounts drawn down. There were no drawdowns in the period.

Note H — Principal Risks (unaudited)

The below is a selection of the Fund's principal risks. For a full list of the Fund's principal risks, including a description of each risk, please refer to the Fund's prospectus.

Cash

Cash held by the Fund may be in excess of Federal Deposit Insurance Corporation ("FDIC") limitations. The Manager does not expect any losses as a result of cash being in excess of FDIC limits.

Asset Allocation Risk

The Fund's investment performance depends upon the successful allocation of the Fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. Asset allocation does not eliminate risk, and market conditions sometimes arise in which even effective asset allocation cannot prevent losses, such as market conditions in which most or all asset valuations decline simultaneously. There is no guarantee that the Fund's allocation techniques and decisions will produce the desired results. It is possible to lose money on an investment in the Fund as a result of these allocation decisions.

Volatility Management Risk

There can be no guarantee that the portfolio managers will be successful in managing the Fund's overall level of volatility. As a result, the Fund may not realize the anticipated benefits from its volatility management strategies or it may realize losses, especially in situations where the valuation of a broad range of asset classes, markets and instruments move in the same direction. Under certain market conditions, the use of volatility management strategies may also result in less favorable performance than if such strategies had not been used. Volatility is non-directional; low volatility does not necessarily suggest that the Fund will not lose value or is less risky.

Market Risk

The value of the Fund's investments will be affected by fluctuations in the markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

Derivatives Risk

Investing in derivative instruments involves the risk that these instruments' values may not move as expected relative to the values of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, counterparty risk, and liquidity risk.

Futures Contracts Risk

Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund's net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund might be unable to effect closing transactions to terminate its exposure to the contract.

Structured Finance Securities Risk

Holders of structured finance securities bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk. Payment streams associated with structured finance securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream the Manager

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2021

expected the Fund to receive when the Fund purchased the structured finance security.

Underlying Funds Risk

Investments in other pooled investment vehicles may indirectly expose the Fund to all of the risks applicable to an investment in such other pool. The Fund must pay its pro rata portion of the other pooled vehicles fees and expenses. If such pool is an ETF or other product traded on a securities exchange or otherwise actively traded, its shares may trade at a premium or discount to their net asset value, an effect that might be more pronounced in less liquid markets. Further, during the period, the Manager served as investment adviser to some pooled vehicles in which the Fund invests, leading to potential conflicts of interest.

LIBOR Phaseout

The Fund does not have any exposure to LIBOR based instruments impacted by the planned cessation of LIBOR. The Fund does have exposure to three EURIBOR based instruments, however, this reference rate will remain in place and as a result there are no additional complexities or concerns associated with these instruments.

Market Disruption and Geopolitical Risk

Communicable diseases, including those that result in pandemics or epidemics, may pose significant threats to human health, and such diseases, along with any efforts to contain their spread, may be highly disruptive to both global and local economies and markets, with significant negative impact on individual issuers, sectors, industries, and asset classes. Significant public health crises, including those triggered by the transmission of a communicable disease and efforts to contain it may result in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. All of these disruptive effects were present, for example, in the global pandemic linked to the outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 that was first reported in China in December 2019.

For further information on the risks associated with investing in the Fund, please refer to the Fund's prospectus.

Note I — Legal Notice (unaudited)

ICE

ICE Data Indices, LLC ("ICE DATA"), is used with permission. ICE DATA, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE DATA, its affiliates nor their respective third party providers shall be subject to any damages or liability with respect to the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE DATA, its affiliates and their respective third party suppliers do not sponsor, endorse, or recommend Baillie Gifford, or any of its products or services.

Note J — Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 (the "Liquidity Rule") under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the "Program"). The purpose of the Program is to outline the techniques, tools and arrangements employed for the management of liquidity risk within the Fund, and the terms, contents and frequency of reporting and escalation of any issues to the Board. Liquidity is managed taking into account the investment strategy, liquidity profile, and redemption policy and history of the Fund, with the objective of maintaining a level of liquidity that is appropriate in light of the Fund's obligations to its shareholders. The Program assesses liquidity risk under both normal and stressed market conditions.

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2021

During the reporting period, the Fund maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as "Highly Liquid Investments." As a result, the Fund has not adopted a Highly Liquid Investment minimum. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

During the reporting period, there were no liquidity events that materially affected the performance of the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Manager, which has been designated by the Board to administer the Program, determined that, during the reporting period, the Program operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risks applicable to the Fund can be found in the Fund's prospectus.

Note K — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

There were no subsequent events identified between October 31, 2021 and the issuance of the Financial Statements.

Supplemental Information (unaudited)

Semi-Annual Report October 31, 2021

Management of the Trust

Indepedent Trustees

Howard W. Chin, Chair of the Nominating and Governance Committee

Pamela M. J. Cox

Robert E. Rigsby, Chair of the Audit Oversight Committee

Donald P. Sullivan Jr.

Interested Trustee

David Salter, Chair of the Board and President

Officers (other than officers who are also Trustees)

Andrew Telfer, Vice President

Michael Stirling-Aird, Vice President

Julie Paul, Vice President

Tim Campbell, Vice President

Lindsay Cockburn, Treasurer

Gareth Griffiths, Secretary and Chief Legal Officer

Graham Laybourn, Vice President

Suzanne Quinn, Chief Compliance Officer and AML Compliance Officer

Neil Riddell, Chief Risk Officer

Lesley-Anne Archibald, Vice President

Kelly Cameron, Vice President

Additional information regarding the Trustees is in the Fund's Statement of Additional Information and is available upon request, without charge, by calling the Manager at 011-44-131-275-2000. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Manager at 011-44-131-275-2000 or on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent

12-month period ended June 30 is also available without charge upon request by calling the Manager at 011-44-131-275-2000 or by accessing the Fund's Form N-PX on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at http://www.sec.gov. The Fund's holdings can also be found at Baillie Gifford Funds' website: http://USmutualfund.bailliegifford.com.

BOARD CONSIDERATIONS REGARDING
2021 CONTRACT RENEWAL (unaudited)

Semi-Annual Report October 31, 2021

On June 18, 2021, the Board of Trustees (the "Board") of Baillie Gifford Funds (the "Trust"), including those trustees who are not "interested persons" as defined by the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved the renewal of the investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of Baillie Gifford Multi Asset Fund (the "Fund"), and Baillie Gifford Overseas Limited (the "Manager"). As part of the review process, the Independent Trustees met independently of Trust management and of the interested trustee of the Board to consider the renewal of the Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Broadridge, an independent provider of mutual fund data ("Broadridge"), and independent legal counsel. After reviewing the information received, the Independent Trustees requested supplemental information, and the Manager provided materials in response. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement.

The Board concluded that it was in the best interests of the Fund to renew the Advisory Agreement. In reaching this conclusion for the Fund, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

The Board considered the nature, extent and quality of the services provided by the Manager to the Fund. The Board noted that: (1) pursuant to the Fund's Advisory Agreement, the Manager provides portfolio management services to the Fund and receives an advisory fee; and (2) pursuant to a separate Administration, Supervisory and Sub-Accounting Services Plan and Administration and Supervisory Agreement for Class K and Institutional Class shares of the Fund, the Manager receives an "administration and supervisory fee." The Board considered the background and qualifications of the investment, compliance and administrative personnel involved in the management and oversight of the Fund, reviewed information regarding the Fund's performance, advisory fee and administration and supervisory fee, and expense ratios for Class K and Institutional Class shares of the Fund compared to similar funds, and considered the experience of the Manager in providing services to the Fund. In assessing the Fund's performance, the Board considered that performance is closely evaluated at the quarterly meetings of the Board's Performance Committee, that the Manager employs a long-term investment approach and that the Fund's returns over longer-term periods were generally good. In evaluating the advisory fee paid by the Fund, and in particular when assessing comparative data, the Board considered not only the advisory fee, but also the combination of the advisory fee and the administration and supervisory fee. The Board also considered that the advisory fee schedule for the Fund includes breakpoints. The Board considered other benefits derived by the Manager and its affiliates from the relationship to the Fund, including the Manager's receipt of the administration and supervisory fee. The Board concluded that the nature, extent and quality of the services provided by the Manager to the Fund, pursuant to the Advisory Agreement, were satisfactory.

The Board reviewed the Manager's revenues received with respect to the Fund and the nature of the Manager's resources expended in providing solely advisory services as well as additional services to the Fund. The Board considered the Manager's estimated profitability with respect to the Fund and concluded that it was not unreasonable.

The Board reviewed total return information for the one-year and since inception (December 3, 2018) periods ended March 31, 2021 for the Fund compared to a benchmark index (ICE BofA 3-Month U.S. Treasury Bill Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2019 and 2020 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the administration and supervisory fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the administration and supervisory fee) was below the average contractual management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for other pooled vehicles of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund's assets and that the Fund's contractual advisory fee (plus the administration and supervisory fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

BOARD CONSIDERATIONS REGARDING
2021 CONTRACT RENEWAL (unaudited)

Semi-Annual Report October 31, 2021

Conclusion

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund were reasonable and fair and that the renewal of the Advisory Agreement was in the best interests of the Fund.

Copyright © Baillie Gifford & Co 2015.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

There was no change in the Registrant’s independent registered public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Funds

By (Signature and Title)*	/s/ David Salter, David Salter
David Salter, President
(Principal Executive Officer)

Date	December 29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Salter, President
David Salter, President
(Principal Executive Officer)

Date	December 29, 2021

By (Signature and Title)*	/s/ Lindsay Cockburn, Treasurer
Lindsay Cockburn, Treasurer
(Principal Financial Officer)

Date	December 29, 2021

* Print the name and title of each signing officer under his or her signature.